Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash Flows from Operating Activities:
Net (loss)/income	$ 2,896	$ 1,408	$ (63,984)
Adjustments to reconcile net (loss)/income to net cash provided by/(used in) operating activities:
Depreciation (Notes 5 and 10)	877	6,763	12,510
Amortization and write off of deferred financing costs(Note 17)	16	1,815	1,437
Amortization of debt discount			371
Translation gain of foreign currency denominated loan and unrealized foreign exchange differences	5		70
Provision for service leaving indemnities		(37)
Stock-based compensation expense (Note 14)		345	378
Change in fair value of derivative financial instruments (Note 19)	(4,442)	(2,313)	(2,656)
Loss on sale of other fixed assets	5	3	178
Gain on sale of vessels		(14)
Gain on disposal of subsidiaries (Note 20)		(1,591)
Vessels impairment charge (Note 5)			61,484
Provision for doubtful accounts	0		256
(Increase)/Decrease in:
Trade accounts receivable	(50)	384	1,281
Insurance claims			4
Inventories	(324)
Advances to various creditors	(4)	9	105
Prepayments and other	(215)	571	462
Due from related parties	(25)		74
Other long term receivable			1,841
Increase/(Decrease) in:
Due to related parties	(445)	(1,343)	587
Accounts payable	(311)	(1,650)	(4,426)
Other non-current liabilities	(800)	(800)	4,706
Accrued liabilities	14	(480)	(136)
Unearned revenue			587
Net Cash provided by/(used in) Operating Activities	(2,803)	3,070	15,129
Cash Flows from Investing Activities:
Advances for vessels under construction (Note 4)	(45,911)	(14,400)
Decrease in restricted cash	1,575	2,563	5,949
Net proceeds from sale of vessels (Note 5)		25,214
Net proceeds from disposal of subsidiaries (Note 20)		37,552
Net proceeds from sale of other fixed assets		65	60
Acquisition of other fixed assets	(114)		(7)
Net Cash provided by/(used in) Investing Activities	(44,450)	50,994	6,002
Cash Flows from Financing Activities:
Proceeds from debt (Note 11)	20,125		500
Principal payments of debt	(706)	(11,120)	(16,656)
Prepayment of debt		(30,326)	(4,975)
Derivative financial instrument termination payments	(1,134)
Proceeds from issuance of common stock, net of underwriters fees	20,191
Follow-on offering issuance costs	(710)
Payment of financing costs	(219)	(2,837)
Net Cash (used in)/provided by Financing Activities	37,547	(44,283)	(21,131)
Net increase/(decrease) in cash and cash equivalents	(9,706)	9,781
Cash and cash equivalents at beginning of year	9,706
Effect of exchange rate changes on cash		(75)
Cash and cash equivalents at end of the year		9,706
SUPPLEMENTAL CASH FLOW INFORMATION
Interest paid net of capitalized interest	284	5,621	6,837
Offering expenses included in liabilities	752
Shares issued as consideration for acquisition of vessels (Note 1)	40,833
Advances to shipyards before acquisition of vessels (Note 1)	$ 22,087